Note 16 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Income tax liabilities	$ 64,994	$ 182,711
V.A.T. liabilities	9,953	18,091
Other taxes	52,678	49,431
Current tax liabilities, current	$ 127,625	$ 250,233